                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:                 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:   Calamos Strategic Total
                                                    Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:             2020 Calamos Court,
                                                    Naperville
                                                    Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:              James S. Hamman,
                                                    Jr., Secretary,
                                                    Calamos Advisors, LLC,
                                                    2020 Calamos Court,
                                                    Naperville, Illinois
                                                    60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2006

DATE OF REPORTING PERIOD: January 31, 2006

                       CALAMOS STRATEGIC TOTAL RETURN FUND

ITEM 1. SCHEDULE OF INVESTMENTS January 31, 2006 (UNAUDITED)

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CORPORATE BONDS (33.9%)
                    CONSUMER DISCRETIONARY (8.8%)
$ 3,714,000         Asbury Automotive Group, Inc.@
                    8.000%, 03/15/14                                $  3,658,290
  5,942,000         Aztar Corp.@
                    7.875%, 06/15/14                                   6,194,535
  8,435,000         Beazer Homes USA, Inc.@
                    8.375%, 04/15/12                                   8,856,750
  3,714,000         Boyd Gaming Corp.
                    7.750%, 12/15/12                                   3,890,415
  3,157,000         DIRECTV Financing Company, Inc.
                    8.375%, 03/15/13                                   3,401,668
 11,514,000         EchoStar Communications Corp.*
                    7.125%, 02/01/16                                  11,413,252
  1,634,000         EchoStar DBS Corporation
                    6.625%, 10/01/14                                   1,593,150
  4,828,000   GBP   EMI Group, PLC++
                    9.750%, 05/20/08                                   9,312,199
 14,856,000         Goodyear Tire & Rubber Company@
                    7.857%, 08/15/11                                  14,558,880
  6,685,000         GSC Holdings Corp. (Gamestop, Inc.)*@
                    8.000%, 10/01/12                                   6,526,231
  6,685,000         Hovnanian Enterprises, Inc.@
                    7.750%, 05/15/13                                   6,768,562
  5,200,000         IMAX Corp.@
                    9.625%, 12/01/10                                   5,343,000
  7,057,000         Intrawest Corp.
                    7.500%, 10/15/13                                   7,268,710
  5,652,000         Jarden Corp.@
                    9.750%, 05/01/12                                   5,680,260
  2,409,000         Kellwood Company
                    7.625%, 10/15/17                                   2,171,275
  5,571,000         Landry's Restaurants, Inc.@
                    7.500%, 12/15/14                                   5,292,450
                    Mandalay Resort Group@
 10,804,000         10.250%, 08/01/07                                 11,560,280
  4,828,000         7.625%, 07/15/13                                   5,093,540
  9,657,000         Meritage Corp.
                    7.000%, 05/01/14                                   9,319,005
  4,457,000         NCL Holding, ASA
                    10.625%, 07/15/14                                  4,685,421
  3,714,000         Oxford Industries, Inc.
                    8.875%, 06/01/11                                   3,820,778
                    Pinnacle Entertainment, Inc.
  6,685,000         8.250%, 03/15/12                                   6,952,400
  3,822,000         8.750%, 10/01/13@                                  4,089,540
  7,439,000         Reader's Digest Association, Inc.
                    6.500%, 03/01/11                                   7,383,207
  4,828,000   CAD   Rogers Cable, Inc.
                    7.250%, 12/15/11                                   4,363,956
  9,657,000         Royal Caribbean Cruises, Ltd.@
                    7.500%, 10/15/27                                  10,550,659
  3,714,000         Speedway Motorsports, Inc.
                    6.750%, 06/01/13                                   3,783,638
 11,142,000         Standard Pacific Corp.@
                    9.250%, 04/15/12                                  11,643,390
$ 3,714,000         Vail Resorts, Inc.
                    6.750%, 02/15/14                                $  3,751,140
                    Warner Music Group
 13,742,000         7.375%, 04/15/14                                  13,776,355
  1,857,000   GBP   8.125%, 04/15/14                                   3,456,392
    743,000         William Lyon Homes, Inc.
                    10.750%, 04/01/13                                    772,720
  1,634,000         Wynn Las Vegas, LLC@
                    6.625%, 12/01/14                                   1,599,278
                                                                    ------------
                                                                     208,531,326
                                                                    ------------

                    CONSUMER STAPLES (2.8%)
  6,314,000         Central Garden & Pet Company
                    9.125%, 02/01/13                                   6,661,270
 10,956,000         Chiquita Brands International, Inc.@
                    7.500%, 11/01/14                                   9,696,060
  8,542,000         Del Monte Foods Company
                    8.625%, 12/15/12                                   9,097,230
  3,493,000         Herbalife, Ltd.
                    9.500%, 04/01/11                                   3,781,173
 12,628,000         Jean Coutu Group, Inc.@
                    8.500%, 08/01/14                                  12,091,310
  8,171,000         NBTY, Inc.*
                    7.125%, 10/01/15                                   7,701,167
  4,680,000         Revlon, Inc.@
                    9.500%, 04/01/11                                   4,329,000
                    Spectrum Brands, Inc.@
 10,399,000         7.375%, 02/01/15                                   8,605,172
  4,457,000         8.500%, 10/01/13                                   3,844,163
                                                                    ------------
                                                                      65,806,545
                                                                    ------------
                    ENERGY (4.4%)
  8,914,000         Arch Western Finance, LLC@++
                    6.750%, 07/01/13                                   9,047,710
                    Chesapeake Energy Corp.
  5,200,000         6.875%, 01/15/16@                                  5,330,000
  2,971,000         7.500%, 06/15/14                                   3,175,256
  4,000,000         Comstock Resources, Inc.
                    6.875%, 03/01/12                                   3,985,000
  1,634,000         Energy Partners, Ltd.
                    8.750%, 08/01/10                                   1,695,275
 10,994,000         Giant Industries, Inc.
                    8.000%, 05/15/14                                  11,488,730
  3,714,000         Houston Exploration Company
                    7.000%, 06/15/13                                   3,676,860
  3,714,000         KCS Energy, Inc.
                    7.125%, 04/01/12                                   3,741,855
    743,000         Lone Star Technologies, Inc.
                    9.000%, 06/01/11                                     786,651
                    Petroleo Brasileiro, SA
 12,256,000         9.125%, 07/02/13@                                 14,443,696
 11,514,000         8.375%, 12/10/18                                  13,183,530
  1,486,000         Premcor Refining Group, Inc.
                    7.500%, 06/15/15                                   1,583,558
  8,412,000         Swift Energy Company
                    9.375%, 05/01/12                                   9,105,990
  5,608,000         Whiting Petroleum Corp.@
                    7.250%, 05/01/12                                   5,755,210

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$14,856,000         Williams Companies, Inc.
                    7.750%, 06/15/31                                $ 16,193,040
                                                                    ------------
                                                                     103,192,361
                                                                    ------------

                    FINANCIALS (3.3%)
 29,712,000         Dow Jones TRAC-X North America High
                    Yield Series 5 December 2010 Trust
                    3*@
                    8.250%, 12/29/10                                  29,934,840
                    E*TRADE Financial Corporation
 14,381,000         7.375%, 09/15/13                                  14,740,525
  9,917,000         7.875%, 12/01/15@                                 10,412,850
  2,526,000         8.000%, 06/15/11*                                  2,639,670
 11,142,000         Leucadia National Corp.
                    7.000%, 08/15/13                                  11,142,000
  7,800,000         Senior Housing Properties Trust
                    8.625%, 01/15/12                                   8,599,500
                                                                    ------------
                                                                      77,469,385
                                                                    ------------

                    HEALTH CARE (3.4%)
  3,714,000         Ameripath, Inc.
                    10.500%, 04/01/13                                  3,936,840
  2,711,000         Bausch & Lomb, Inc.
                    7.125%, 08/01/28                                   2,888,153
 10,399,000         Beverly Enterprises, Inc.
                    7.875%, 06/15/14                                  11,490,895
  1,170,000         Bio-Rad Laboratories, Inc.
                    7.500%, 08/15/13                                   1,240,200
  4,271,000         Biovail Corp.
                    7.875%, 04/01/10                                   4,436,501
  1,634,000         DaVita, Inc.
                    7.250%, 03/15/15                                   1,652,383
  1,188,000         Omnicare, Inc.@
                    6.875%, 12/15/15                                   1,195,425
  8,171,000         Psychiatric Solutions, Inc.
                    7.750%, 07/15/15                                   8,497,840
  3,714,000         Quintiles Transnational Corp.
                    10.000%, 10/01/13                                  4,141,110
 14,113,000         Service Corp. International++
                    6.750%, 04/01/16                                  14,024,794
 13,148,000         Tenet Healthcare Corp.*@
                    9.250%, 02/01/15                                  12,950,780
  4,828,000         Valeant Pharmaceuticals International
                    7.000%, 12/15/11                                   4,755,580
 10,028,000         Vanguard Health Systems, Inc.@
                    9.000%, 10/01/14                                  10,629,680
                                                                    ------------
                                                                      81,840,181
                                                                    ------------

                    INDUSTRIALS (3.4%)
  4,085,000         Accuride Corp.@
                    8.500%, 02/01/15                                   4,085,000
  4,940,000         American Airlines, Inc.
                    7.250%, 02/05/09                                   4,865,900
  2,228,000         Armor Holdings, Inc.@
                    8.250%, 08/15/13                                   2,417,380
 12,256,000         CNH Global, NV
                    9.250%, 08/01/11                                  13,175,200
  2,600,000         Columbus  McKinnon  Corp.*
                    8.875%, 11/01/13                                   2,749,500
$10,028,000         Cummins, Inc.@ ++
                    9.500%, 12/01/10                                $ 10,830,240
  3,714,000         Gardner Denver, Inc.
                    8.000%, 05/01/13                                   3,918,270
  7,057,000         General Cable Corp.@
                    9.500%, 11/15/10                                   7,550,990
  3,714,000         Greenbrier Companies, Inc.
                    8.375%, 05/15/15                                   3,890,415
  1,634,000         Hexcel Corporation
                    6.750%, 02/01/15                                   1,625,830
  2,789,000         Manitowoc Company, Inc.
                    10.500%, 08/01/12                                  3,109,735
  3,714,000         Monitronics International, Inc.
                    11.750%, 09/01/10                                  3,695,430
  5,200,000         Navistar International Corp.@
                    7.500%, 06/15/11                                   5,174,000
  2,228,000         Orbital Sciences Corp.@
                    9.000%, 07/15/11                                   2,400,670
  3,714,000         Sequa Corp.
                    8.875%, 04/01/08                                   3,955,410
  2,563,000         Trinity Industries, Inc.
                    6.500%, 03/15/14                                   2,569,407
  3,714,000         Wesco Distribution Inc.*@
                    7.500%, 10/15/17                                   3,797,565
                                                                    ------------
                                                                      79,810,942
                                                                    ------------

                    INFORMATION TECHNOLOGY (2.6%)
 17,827,000         Advanced Micro Devices, Inc.@
                    7.750%, 11/01/12                                  18,852,052
  1,634,000         Avago Technologies*@
                    11.875%, 12/01/15                                  1,654,425
  6,314,000         Celestica, Inc.@
                    7.875%, 07/01/11                                   6,392,925
  3,714,000         Freescale Semiconductor, Inc.
                    7.125%, 07/15/14                                   3,946,125
  9,434,000         Lucent Technologies, Inc.@
                    6.500%, 01/15/28                                   7,830,220
    817,000         Sanmina-SCI Corporation
                    8.125%, 03/01/16                                     829,255
  3,714,000         Stratus Technologies, Inc.
                    10.375%, 12/01/08                                  3,881,130
  7,800,000         SunGard Data Systems Inc.*@
                    9.125%, 08/15/13                                   8,151,000
 11,142,000         Telcordia Technologies*
                    10.000%, 03/15/13                                 10,250,640
                                                                    ------------
                                                                      61,787,772
                                                                    ------------

                    MATERIALS (3.0%)
                    Aleris International, Inc.
  9,285,000         10.375%, 10/15/10                                 10,259,925
  1,486,000         9.000%, 11/15/14                                   1,560,300
  2,228,000         Century Aluminum Company@
                    7.500%, 08/15/14                                   2,294,840
  6,485,000         Freeport-McMoRan Copper & Gold, Inc.@
                    10.125%, 02/01/10                                  7,133,500
  1,634,000         Gibraltar Industries, Inc.*
                    8.000%, 12/01/15                                   1,646,255
                    Ineos Group Holdings, PLC*
 10,028,000   EUR   7.875%, 02/07/16                                  12,185,520

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
$ 1,857,000         8.500%, 02/15/16                                $  1,859,321
  7,428,000         IPSCO, Inc.
                    8.750%, 06/01/13                                   8,170,800
  5,942,000         U.S. Concrete, Inc.@
                    8.375%, 04/01/14                                   6,090,550
                    Union Carbide Corp.
  8,134,000         7.875%, 04/01/23@                                  9,063,537
  6,425,000         7.500%, 06/01/25                                   6,960,607
  2,971,000         Westlake Chemical Corporation
                    6.625%, 01/15/16                                   2,989,569
                                                                    ------------
                                                                      70,214,724
                                                                    ------------

                    TELECOMMUNICATION SERVICES (1.8%)
                    Alamosa Holdings, Inc.
  9,657,000         8.500%, 01/31/12                                  10,514,059
  3,714,000         11.000%, 07/31/10                                  4,178,250
 16,342,000         AT&T Corp.++
                    9.750%, 11/15/31                                  20,267,136
  1,263,000         Citizens Communications Company
                    9.000%, 08/15/31                                   1,307,205
  3,343,000         IPCS Escrow Company
                    11.500%, 05/01/12                                  3,869,522
  3,714,000         Syniverse Technologies, Inc.
                    7.750%, 08/15/13                                   3,788,280
                                                                    ------------
                                                                      43,924,452
                                                                    ------------

                    UTILITIES (0.4%)
  8,914,000         Edison International@
                    7.730%, 06/15/09                                   9,203,705
                                                                    ------------
                    TOTAL CORPORATE BONDS
                    (Cost $794,098,726)                              801,781,393
                                                                    ------------
CONVERTIBLE BONDS (15.8%)

                    CONSUMER DISCRETIONARY (1.8%)
  7,000,000         General Motors Corp.+
                    6.250%, 03/06/32                                   5,093,200
  4,462,000         Lions Gate Entertainment Corp.
                    3.625%, 03/15/25                                   3,987,913
 32,000,000         Walt Disney Company@
                    2.125%, 04/15/23                                  32,880,000
                                                                    ------------
                                                                      41,961,113
                                                                    ------------

                    ENERGY (1.5%)
 10,500,000         Cal Dive International, Inc.*
                    3.250%, 12/15/25                                  16,130,625
 15,000,000         Repsol Ypf, SA
                    4.500%, 01/26/11                                  19,083,954
                                                                    ------------
                                                                      35,214,579
                                                                    ------------

                    FINANCIALS (1.8%)
 13,500,000         Deutsche Bank, LUX (USA Interactive)*++
                    4.450%, 05/01/12                                  17,583,750
  4,350,000         Host Marriott Corp.*@
                    3.250%, 04/15/24                                   5,307,000
 18,750,000         Travelers Property Casualty Corp.+
                    4.500%, 04/15/32                                  19,102,500
                                                                    ------------
                                                                      41,993,250
                                                                    ------------

                    HEALTH CARE (2.9%)
$17,000,000         Emdeon Corp.*
                    3.125%, 09/01/25                                $ 15,045,000
 19,000,000         Invitrogen Corp.*@
                    3.250%, 06/15/25                                  18,691,250
 17,500,000         LifePoint Hospitals, Inc.*@
                    3.250%, 08/15/25                                  14,875,000
 20,000,000         Wyeth@++
                    4.239%, 01/15/24                                  20,830,000
                                                                    ------------
                                                                      69,441,250
                                                                    ------------

                    INDUSTRIALS (1.5%)
  9,000,000         GATX Corp.
                    7.500%, 02/01/07                                  11,272,500
 16,000,000         Lockheed Martin Corp.@++
                    4.090%, 08/15/33                                  17,532,800
  4,500,000         Quanta Services, Inc.@
                    4.500%, 10/01/23                                   6,176,250
                                                                    ------------
                                                                      34,981,550
                                                                    ------------

                    INFORMATION TECHNOLOGY (3.6%)
 16,500,000         Advanced Micro Devices, Inc.++
                    4.750%, 02/01/22                                  29,596,875
 14,500,000         DST Systems, Inc.
                    4.125%, 08/15/23                                  18,505,625
 19,500,000         LSI Logic Corp.
                    4.000%, 05/15/10                                  19,816,875
 17,000,000         Vishay Intertechnology, Inc.
                    3.625%, 08/01/23                                  17,573,750
                                                                    ------------
                                                                      85,493,125
                                                                    ------------

                    MATERIALS (0.9%)
 10,700,000         Freeport-McMoRan Copper & Gold, Inc.@
                    7.000%, 02/11/11                                  22,684,000
                                                                    ------------

                    UTILITIES (1.8%)
 20,000,000         CenterPoint Energy, Inc.@
                    3.750%, 05/15/23                                  23,400,000
  8,750,000   GBP   Scottish and Southern Energy, PLC
                    3.750%, 10/29/09                                  19,067,668
                                                                    ------------
                                                                      42,467,668
                                                                    ------------
                    TOTAL CONVERTIBLE BONDS
                    (Cost $353,554,284)                              374,236,535
                                                                    ------------

SYNTHETIC CONVERTIBLE SECURITIES (13.8%)

                    CORPORATE BONDS (11.7%)

                    CONSUMER DISCRETIONARY (3.1%)
  1,286,000         Asbury Automotive Group, Inc.@
                    8.000%, 03/15/14                                   1,266,710
  2,058,000         Aztar Corp.@
                    7.875%, 06/15/14                                   2,145,465
  2,920,000         Beazer Homes USA, Inc.@
                    8.375%, 04/15/12                                   3,066,000
  1,286,000         Boyd Gaming Corp.
                    7.750%, 12/15/12                                   1,347,085
  1,093,000         DIRECTV Financing Company, Inc.
                    8.375%, 03/15/13                                   1,177,708

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
$ 3,986,000         EchoStar Communications Corp.*
                    7.125%, 02/01/16                                 $ 3,951,122
    566,000         EchoStar DBS Corporation
                    6.625%, 10/01/14                                     551,850
  1,672,000   GBP   EMI Group, PLC++
                    8.250%, 05/20/08                                   3,224,937
  5,144,000         Goodyear Tire & Rubber Company@
                    7.860%, 08/15/11                                   5,041,120
  2,315,000         GSC Holdings Corp. (Gamestop, Inc.)*@
                    8.000%, 10/01/12                                   2,260,019
  2,315,000         Hovnanian Enterprises, Inc.@
                    7.750%, 05/15/13                                   2,343,937
  1,800,000         IMAX Corp.@
                    9.625%, 12/01/10                                   1,849,500
  2,443,000         Intrawest Corp.
                    7.500%, 10/15/13                                   2,516,290
  1,957,000         Jarden Corp.@
                    9.750%, 05/01/12                                   1,966,785
    834,000         Kellwood Company
                    7.625%, 10/15/17                                     751,699
  1,929,000         Landry's Restaurants, Inc.@
                    7.500%, 12/15/14                                   1,832,550
                    Mandalay Resort Group@
  3,741,000         10.250%, 08/01/07                                  4,002,870
  1,672,000         7.625%, 07/15/13                                   1,763,960
  3,343,000         Meritage Corp.
                    7.000%, 05/01/14                                   3,225,995
  1,543,000         NCL Holding, ASA
                    10.625%, 07/15/14                                  1,622,079
  1,286,000         Oxford Industries, Inc.
                    8.875%, 06/01/11                                   1,322,973
                    Pinnacle Entertainment, Inc.
  2,315,000         8.250%, 03/15/12                                   2,407,600
  1,323,000         8.750%, 10/01/13@                                  1,415,610
  2,576,000         Reader's Digest Association, Inc.
                    6.500%, 03/01/11                                   2,556,680
  1,672,000   CAD   Rogers Cable, Inc.
                    7.250%, 12/15/11                                   1,511,295
  3,343,000         Royal Caribbean Cruises, Ltd.@
                    7.500%, 10/15/27                                   3,652,361
  1,286,000         Speedway Motorsports, Inc.
                    6.750%, 06/01/13                                   1,310,113
  3,858,000         Standard Pacific Corp.@
                    9.250%, 04/15/12                                   4,031,610
  1,286,000         Vail Resorts, Inc.
                    6.750%, 02/15/14                                   1,298,860
                    Warner Music Group
  4,758,000         7.375%, 04/15/14                                   4,769,895
    643,000   GBP   8.125%, 04/15/14                                   1,196,801
    257,000         William Lyon Homes, Inc.
                    10.750%, 04/01/13                                    267,280
    566,000         Wynn Las Vegas, LLC@
                    6.625%, 12/01/14                                     553,973
                                                                     -----------
                                                                      72,202,732
                                                                     -----------

                    CONSUMER STAPLES (1.0%)
$ 2,186,000         Central Garden & Pet Company
                    9.125%, 02/01/13                                 $ 2,306,230
  3,794,000         Chiquita Brands International, Inc.@
                    7.500%, 11/01/14                                   3,357,690
  2,958,000         Del Monte Foods Company
                    8.625%, 12/15/12                                   3,150,270
  1,209,000         Herbalife, Ltd.
                    9.500%, 04/01/11                                   1,308,743
  4,372,000         Jean Coutu Group, Inc.@
                    8.500%, 08/01/14                                   4,186,190
  2,829,000         NBTY, Inc.*
                    7.125%, 10/01/15                                   2,666,332
  1,620,000         Revlon, Inc.@
                    9.500%, 04/01/11                                   1,498,500
                    Spectrum Brands, Inc.@
  3,601,000         7.375%, 02/01/15                                   2,979,827
  1,543,000         8.500%, 10/01/13                                   1,330,838
                                                                     -----------
                                                                      22,784,620
                                                                     -----------

                    ENERGY (1.5%)
  3,086,000         Arch Western Finance, LLC@++
                    6.750%, 07/01/13                                   3,132,290
                    Chesapeake Energy Corp.
  1,800,000         6.875%, 01/15/16@                                  1,845,000
  1,029,000         7.500%, 06/15/14                                   1,099,744
  1,385,000         Comstock Resources, Inc.
                    6.875%, 03/01/12                                   1,379,806
    566,000         Energy Partners, Ltd.
                    8.750%, 08/01/10                                     587,225
  3,806,000         Giant Industries, Inc.
                    8.000%, 05/15/14                                   3,977,270
  1,286,000         Houston Exploration Company
                    7.000%, 06/15/13                                   1,273,140
  1,286,000         KCS Energy, Inc.
                    7.125%, 04/01/12                                   1,295,645
    257,000         Lone Star Technologies, Inc.
                    9.000%, 06/01/11                                     272,099
                    Petroleo Brasileiro, SA
  4,244,000         9.125%, 07/02/13@                                  5,001,554
  3,986,000         8.375%, 12/10/18                                   4,563,970
    514,000         Premcor Refining Group, Inc.
                    7.500%, 06/15/15                                     547,745
  2,913,000         Swift Energy Company
                    9.375%, 05/01/12                                   3,153,322
  1,942,000         Whiting Petroleum Corp.@
                    7.250%, 05/01/12                                   1,992,977
  5,144,000         Williams Companies, Inc.
                    7.750%, 06/15/31                                   5,606,960
                                                                     -----------
                                                                      35,728,747
                                                                     -----------

                    FINANCIALS (1.1%)
 10,288,000         Dow Jones TRAC-X North America High
                    Yield Series 5 December 2010 Trust 3*@
                    8.250%, 12/29/10                                  10,365,160
                    E*TRADE Financial Corporation
  4,979,000         7.375%, 09/15/13                                   5,103,475

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
$3,433,000         7.875%, 12/01/15@                                 $ 3,604,650
   874,000         8.000%, 06/15/11*                                     913,330
 3,858,000         Leucadia National Corp.
                   7.000%, 08/15/13                                    3,858,000
 2,700,000         Senior Housing Properties Trust
                   8.625%, 01/15/12                                    2,976,750
                                                                     -----------
                                                                      26,821,365
                                                                     -----------

                   HEALTH CARE (1.2%)
 1,286,000         Ameripath, Inc.
                   10.500%, 04/01/13                                   1,363,160
   939,000         Bausch & Lomb, Inc.
                   7.125%, 08/01/28                                    1,000,360
 3,601,000         Beverly Enterprises, Inc.
                   7.875%, 06/15/14                                    3,979,105
   405,000         Bio-Rad Laboratories, Inc.
                   7.500%, 08/15/13                                      429,300
 1,479,000         Biovail Corp.
                   7.875%, 04/01/10                                    1,536,311
   566,000         DaVita, Inc.
                   7.250%, 03/15/15                                      572,368
   412,000         Omnicare, Inc.@
                   6.875%, 12/15/15                                      414,575
 2,829,000         Psychiatric Solutions, Inc.
                   7.750%, 07/15/15                                    2,942,160
 1,286,000         Quintiles Transnational Corp.
                   10.000%, 10/01/13                                   1,433,890
 4,887,000         Service Corp. International++
                   6.750%, 04/01/16                                    4,856,456
 4,552,000         Tenet Healthcare Corp.*@
                   9.250%, 02/01/15                                    4,483,720
 1,672,000         Valeant Pharmaceuticals International
                   7.000%, 12/15/11                                    1,646,920
 3,472,000         Vanguard Health Systems, Inc.@
                   9.000%, 10/01/14                                    3,680,320
                                                                     -----------
                                                                      28,338,645
                                                                     -----------

                   INDUSTRIALS (1.2%)
 1,415,000         Accuride Corp.@
                   8.500%, 02/01/15                                    1,415,000
 1,710,000         American Airlines, Inc.
                   7.250%, 02/05/09                                    1,684,350
   772,000         Armor Holdings, Inc.@
                   8.250%, 08/15/13                                      837,620
 4,244,000         CNH Global, NV
                   9.250%, 08/01/11                                    4,562,300
   900,000         Columbus McKinnon Corp.*
                   8.875%, 11/01/13                                      951,750
 3,472,000         Cummins, Inc.@++
                   9.500%, 12/01/10                                    3,749,760
 1,286,000         Gardner Denver, Inc.
                   8.000%, 05/01/13                                    1,356,730
 2,443,000         General Cable Corp.@
                   9.500%, 11/15/10                                    2,614,010
 1,286,000         Greenbrier Companies, Inc.
                   8.375%, 05/15/15                                    1,347,085
   566,000         Hexcel Corporation
                   6.750%, 02/01/15                                      563,170
$  966,000         Manitowoc Company, Inc.
                   10.500%, 08/01/12                                 $ 1,077,090
 1,286,000         Monitronics International, Inc.
                   11.750%, 09/01/10                                   1,279,570
 1,800,000         Navistar International Corp.@
                   7.500%, 06/15/11                                    1,791,000
   772,000         Orbital Sciences Corp.@
                   9.000%, 07/15/11                                      831,830
 1,286,000         Sequa Corp.
                   8.875%, 04/01/08                                    1,369,590
   887,000         Trinity Industries, Inc.
                   6.500%, 03/15/14                                      889,217
 1,286,000         Wesco Distribution Inc.*@
                   7.500%, 10/15/17                                    1,314,935
                                                                     -----------
                                                                      27,635,007
                                                                     -----------

                   INFORMATION TECHNOLOGY (0.9%)
 6,173,000         Advanced Micro Devices, Inc.@
                   7.750%, 11/01/12                                    6,527,947
   566,000         Avago Technologies*@
                   11.875%, 12/01/15                                     573,075
 2,186,000         Celestica, Inc.@
                   7.875%, 07/01/11                                    2,213,325
 1,286,000         Freescale Semiconductor, Inc.
                   7.125%, 07/15/14                                    1,366,375
 3,266,000         Lucent Technologies, Inc.@
                   6.500%, 01/15/28                                    2,710,780
   283,000         Sanmina-SCI Corporation
                   8.125%, 03/01/16                                      287,245
 1,286,000         Stratus Technologies, Inc.
                   10.375%, 12/01/08                                   1,343,870
 2,700,000         SunGard Data Systems Inc.*@
                   9.125%, 08/15/13                                    2,821,500
 3,858,000         Telcordia Technologies*
                   10.000%, 03/15/13                                   3,549,360
                                                                     -----------
                                                                      21,393,477
                                                                     -----------

                   MATERIALS (1.0%)
                   Aleris International, Inc.
 3,215,000         10.375%, 10/15/10                                   3,552,575
   514,000         9.000%, 11/15/14                                      539,700
   772,000         Century Aluminum Company@
                   7.500%, 08/15/14                                      795,160
 2,245,000         Freeport-McMoRan Copper & Gold, Inc.@
                   10.125%, 02/01/10                                   2,469,500
   566,000         Gibraltar Industries, Inc.*
                   8.000%, 12/01/15                                      570,245
                   Ineos Group Holdings, PLC*
 3,472,000   EUR   7.875%, 02/15/16                                    4,218,999
   643,000         8.500%, 02/15/16                                      643,804
 2,572,000         IPSCO, Inc.
                   8.750%, 06/01/13                                    2,829,200
 2,058,000         U.S. Concrete, Inc.@
                   8.375%, 04/01/14                                    2,109,450
                   Union Carbide Corp.
 2,816,000         7.875%, 04/01/23@                                   3,137,807
 2,225,000         7.500%, 06/01/25                                    2,410,483

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
$1,029,000         Westlake Chemical Corporation
                   6.625%, 01/15/16                                 $  1,035,431
                                                                    ------------
                                                                      24,312,354
                                                                    ------------

                   TELECOMMUNICATION SERVICES (0.6%)
                   Alamosa Holdings, Inc.
 3,343,000         8.500%, 01/31/12                                    3,639,691
 1,286,000         11.000%, 07/31/10                                   1,446,750
 5,658,000         AT&T Corp.++
                   9.750%, 11/15/31                                    7,016,978
   437,000         Citizens Communications Company
                   9.000%, 08/15/31                                      452,295
 1,157,000         IPCS Escrow Company
                   11.500%, 05/01/12                                   1,339,228
 1,286,000         Syniverse Technologies, Inc.
                   7.750%, 08/15/13                                    1,311,720
                                                                    ------------
                                                                      15,206,662
                                                                    ------------

                   UTILITIES (0.1%)
 3,086,000         Edison International@
                   7.730%, 06/15/09                                    3,186,295
                                                                    ------------
                      TOTAL CORPORATE BONDS                          277,609,904
                                                                    ------------

 NUMBER OF
 CONTRACTS                                                              VALUE
----------                                                          ------------
                   OPTIONS (2.1%)
                   CONSUMER DISCRETIONARY (0.3%)
     1,600         eBay, Inc.#
                   Call, 01/20/07, Strike 42.50                        1,056,000
       320         Garmin, Ltd.#
                   Call, 01/19/08, Strike 65.00                          400,000
     7,450         Home Depot, Inc.#
                   Call, 01/20/07, Strike 40.00                        3,203,500
       370         Lowe's Companies, Inc.#
                   Call, 01/19/08, Strike 70.00                          294,150
       620         Office Depot, Inc.#
                   Call, 01/19/08, Strike 30.00                          514,600
       525         Tiffany & Co.#
                   Call, 01/19/08, Strike 40.00                          328,125
     6,000         YUM! Brands, Inc.#
                   Call, 01/20/07, Strike 50.00                        2,940,000
                                                                    ------------
                                                                       8,736,375
                                                                    ------------

                   CONSUMER STAPLES (0.2%)
     3,000         Altria Group, Inc.#
                   Call, 01/20/07, Strike 65.00                        3,540,000
     1,500         Kroger Company#
                   Call, 01/19/08, Strike 20.00                          360,000
       635         PepsiCo, Inc.#
                   Call, 01/19/08, Strike 60.00                          320,675
                                                                    ------------
                                                                       4,220,675
                                                                    ------------

                   ENERGY (0.5%)
       600         Amerada Hess Corp.#
                   Call, 01/20/07, Strike 125.00                       2,406,000
       230         Anadarko Petroleum Corp.#
                   Call, 01/19/08, Strike 95.00                          641,700
       315         BJ Services Company#
                   Call, 01/19/08, Strike 40.00                          283,500
     3,800         Chevrontexaco Corp.#
                   Call, 01/20/07, Strike 60.00                     $  2,204,000
       300         Devon Energy (Chevron) Corp.#
                   Call, 01/19/08, Strike 65.00                          483,000
       315         Diamond Offshore Drilling, Inc.#
                   Call, 01/19/08, Strike 70.00                          815,850
       250         Nabors Industries Ltd.#
                   Call, 01/19/08, Strike 75.00                          522,500
       300         Petroleo Brasileiro, SA#
                   Call, 01/19/08, Strike 70.00                          997,500
       245         Schlumberger, Ltd.#
                   Call, 01/19/08, Strike 100.00                       1,000,825
       230         Sunoco, Inc.#
                   Call, 01/19/08, Strike 75.00                          742,900
       490         Weatherford International, Ltd.#
                   Call, 01/19/08, Strike 35.00                          739,900
       350         XTO Energy, Inc.#
                   Call, 01/19/08, Strike 45.00                          439,250
                                                                    ------------
                                                                      11,276,925
                                                                    ------------

                   FINANCIALS (0.3%)
       575         Aon Corp.#
                   Call, 01/19/08, Strike 35.00                          339,250
     1,460         Charles Schwab Corp.#
                   Call, 01/19/08, Strike 15.00                          416,100
        45         Chicago Mercantile Exchange
                   Holdings, Inc.#
                   Call, 01/19/08, Strike 360.00                         573,525
       420         CIT Group, Inc.#
                   Call, 01/19/08, Strike 50.00                          443,100
       750         E*TRADE Financial Corporation#
                   Call, 01/19/08, Strike 20.00                          547,500
       200         Goldman Sachs Group, Inc.#
                   Call, 01/19/08, Strike 130.00                         583,000
       220         Legg Mason, Inc.#
                   Call, 01/20/07, Strike 120.00                         504,900
       175         Lehman Brothers Holdings, Inc.#
                   Call, 01/19/08, Strike 125.00                         576,625
       430         Merrill Lynch & Company, Inc.#
                   Call, 01/19/08, Strike 70.00                          610,600
       320         Prudential Financial, Inc.#
                   Call, 01/19/08, Strike 75.00                          384,000
       560         St. Paul Travelers Companies, Inc.#
                   Call, 01/19/08, Strike 45.00                          403,200
       550         State Street Corp.#
                   Call, 01/19/08, Strike 60.00                          506,000
                                                                    ------------
                                                                       5,887,800
                                                                    ------------

                   HEALTH CARE (0.1%)
       250         Aetna, Inc.#
                   Call, 01/19/08, Strike 100.00                         447,500
       215         Allergan, Inc.#
                   Call, 01/19/08, Strike 110.00                         526,750
       560         AmerisourceBergen Corp.#
                   Call, 01/19/08, Strike 40.00                          537,600
       240         Express Scripts, Inc.#
                   Call, 01/19/08, Strike 90.00                          470,400

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                           ------------
      660         Health Net, Inc.#
                  Call, 01/19/08, Strike 55.00                      $    283,800
      189         Omnicare, Inc.#
                  Call, 01/19/08, Strike 60.00                           133,245
      520         Teva Pharmaceutical Industries, Ltd.#
                  Call, 01/19/08, Strike 45.00                           319,800
      300         UnitedHealth Group, Inc.#
                  Call, 01/19/08, Strike 60.00                           345,000
                                                                    ------------
                                                                       3,064,095
                                                                    ------------
                  INDUSTRIALS (0.1%)
      284         Burlington Northern Santa Fe Corp.#
                  Call, 01/19/08, Strike 60.00                           690,120
                                                                    ------------
                  INFORMATION TECHNOLOGY (0.4%)
      500         Advanced Micro Devices, Inc.#
                  Call, 01/19/08, Strike 25.00                         1,060,000
      550         Agilent Technologies, Inc.#
                  Call, 01/19/08, Strike 35.00                           338,250
    1,750         Apple Computer, Inc.#
                  Call, 01/19/08, Strike 75.00                         3,640,000
    1,225         Electronic Data Systems Corp.#
                  Call, 01/19/08, Strike 25.00                           532,875
       40         Google, Inc.#
                  Call, 01/19/08, Strike 430.00                          474,400
      820         Hewlett-Packard Company #
                  Call, 01/19/08, Strike 30.00                           537,100
      475         Intuit, Inc.#
                  Call, 01/19/08, Strike 55.00                           384,750
      300         Marvell Technology Group, Ltd.#
                  Call, 01/19/08, Strike 65.00                           627,000
      900         Micron Technology, Inc.#
                  Call, 01/19/08, Strike 12.50                           409,500
      800         Motorola, Inc.#
                  Call, 01/19/08, Strike 22.50                           368,000
      570         National Semiconductor Corp.#
                  Call, 01/19/08, Strike 25.00                           470,250
      425         NVIDIA Corp.#
                  Call, 01/19/08, Strike 35.00                           701,250
      740         Paychex, Inc.#
                  Call, 01/19/08, Strike 40.00                           296,000
      230         Sandisk Corp.#
                  Call, 01/19/08, Strike 65.00                           531,300
                                                                    ------------
                                                                      10,370,675
                                                                    ------------
                  MATERIALS (0.1%)
      450         Freeport-McMoRan Copper & Gold, Inc.#
                  Call, 01/19/08, Strike 55.00                           756,000
      800         Goldcorp, Inc.#
                  Call, 01/20/07, Strike 20.00                           712,000
      849         Harmony Gold Mining Co, Ltd.#
                  Call, 01/19/08, Strike 15.00                           611,280
      130         Phelps Dodge Corp.#
                  Call, 01/19/08, Strike 145.00                          585,000
                                                                    ------------
                                                                       2,664,280
                                                                    ------------
                  TELECOMMUNICATION SERVICES (0.1%)
      500         America Movil S.A. de C.V.#
                  Call, 01/19/08, Strike 30.00                      $    455,000
      730         American Tower Corp.#
                  Call, 01/19/08, Strike 27.50                           562,100
      550         Crown Castle International Corp.#
                  Call, 01/19/08, Strike 25.00                           580,250
      350         NII Holdings, Inc.#
                  Call, 01/19/08, Strike 45.00                           481,250
                                                                    ------------
                                                                       2,078,600
                                                                    ------------
                     TOTAL OPTIONS                                    48,989,545
                                                                    ------------
                  TOTAL SYNTHETIC CONVERTIBLE
                  SECURITIES
                  (Cost $319,667,749)                                326,599,449
                                                                    ------------

 NUMBER OF
  SHARES                                                                VALUE
----------                                                           -----------
CONVERTIBLE PREFERRED STOCKS (20.6%)

                   CONSUMER DISCRETIONARY (3.6%)
 2,652,400         Ford Motor Company Capital Trust II
                   6.500%                                             85,274,660
                                                                     -----------
                   CONSUMER STAPLES (1.6%)
 1,500,000         Albertson's, Inc.
                   7.250%                                             36,825,000
                                                                     -----------
                   ENERGY (1.9%)
   110,000         Amerada Hess Corp.
                   7.000%                                             14,338,500
   210,700         Chesapeake Energy Corp.*
                   5.000%                                             31,789,363
                                                                     -----------
                                                                      46,127,863
                                                                     -----------
                   FINANCIALS (8.8%)
27,600,000         Fortis, NV (Assurant)*
                   7.750%                                             34,258,500
   650,000         Genworth Financial, Inc.
                   6.000%                                             23,302,500
   515,000         Hartford Financial Services Group, Inc.
                   7.000%                                             37,873,100
   725,000         Lazard, Ltd.
                   6.625%                                             23,678,500
 1,250,000         Lehman Brothers Holdings, Inc.
                   6.250%                                             32,425,000
   460,000         Merrill Lynch & Company, Inc.
                   6.750%                                             18,975,000
   675,000         Metlife, Inc.
                   6.375%                                             18,562,500
   470,000         National Australia Bank, Ltd.
                   7.875%                                             20,064,300
                                                                     -----------
                                                                     209,139,400
                                                                     -----------
                   HEALTH CARE (2.8%)
   635,000         Baxter International, Inc.
                   7.000%                                             32,740,600

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                VALUE
---------                                                         --------------
  639,000         Schering-Plough Corp.
                  6.000%                                          $   32,767,920
                                                                  --------------
                                                                      65,508,520
                                                                  --------------
                  INDUSTRIALS (1.0%)
6,500,000   GBP   BAE Systems, PLC
                  7.750%                                              23,311,488
                                                                  --------------
                  UTILITIES (0.9%)
                  Southern Union Company
  200,000         5.000%                                              10,110,000
  150,000         5.750%                                              11,298,000
                                                                  --------------
                                                                      21,408,000
                                                                  --------------
                  TOTAL CONVERTIBLE PREFERRED
                  STOCKS
                  (Cost $479,510,914)                                487,594,931
                                                                  --------------
COMMON STOCKS (59.6%)

                  CONSUMER DISCRETIONARY (2.1%)
  227,706         Federated Department Stores, Inc.@                  15,172,051
  577,000         General Motors Corp.@                               13,882,620
  490,000         Maytag Corp.@                                        8,437,800
  300,000         Reader's Digest Association, Inc.                    4,767,000
  375,000         Tupperware Corporation@                              8,325,000
                                                                  --------------
                                                                      50,584,471
                                                                  --------------
                  CONSUMER STAPLES (3.9%)
  320,000         Altria Group, Inc.@                                 23,148,800
  700,000         Conagra Foods, Inc.@                                14,511,000
  420,000         Reynolds American, Inc.@                            42,474,600
  696,200         Sara Lee Corp.@                                     12,726,536
                                                                  --------------
                                                                      92,860,936
                                                                  --------------
                  ENERGY (10.5%)
1,040,000         Chevron Corp.                                       61,755,200
  732,000         ConocoPhillips @                                    47,360,400
  455,000         Kerr-Mcgee Corp.@                                   50,227,450
  325,000         Marathon Oil Corp.                                  24,982,750
  360,000   EUR   OMV, AG                                             25,499,609
  395,000         PetroChina Company, Ltd.@                           39,507,900
                                                                  --------------
                                                                     249,333,309
                                                                  --------------
                  FINANCIALS (13.5%)
  980,000         Bank of America Corp.@                              43,345,400
1,372,000         Citigroup, Inc.                                     63,907,760
  477,000         Federal National Mortgage Association               27,637,380
  568,700         General Growth Properties, Inc.@                    29,344,920
  176,000         Jefferson-Pilot Corp.                               10,266,080
  559,600         Mills Corp.@                                        23,195,420
  292,446         State Street Corp.                                  17,681,285
2,428,000         Washington Mutual, Inc.                            102,752,960
                                                                  --------------
                                                                     318,131,205
                                                                  --------------
                  HEALTH CARE (11.3%)
4,146,000         Bristol-Myers Squibb Company @                      94,487,340
1,300,000         Johnson & Johnson                                   74,802,000
1,755,000         Merck & Company, Inc.@                              60,547,500
1,407,000         Pfizer, Inc.                                        36,131,760
                                                                  --------------
                                                                     265,968,600
                                                                  --------------
                  INDUSTRIALS (6.3%)
  630,000         Caterpillar, Inc.                                   42,777,000
  819,000         General Electric Company                        $   26,822,250
  450,000         Masco Corp.@                                        13,342,500
  350,000         R.R. Donnelley & Sons Company                       11,410,000
  635,000         Raytheon Company @                                  26,015,950
  920,000         Waste Management, Inc.@                             29,053,600
                                                                  --------------
                                                                     149,421,300
                                                                  --------------
                  INFORMATION TECHNOLOGY (3.2%)
1,382,000         Intel Corp.                                         29,395,140
  650,000         Microsoft Corp.                                     18,297,500
1,500,000         Nokia Corp.@                                        27,570,000
                                                                  --------------
                                                                      75,262,640
                                                                  --------------
                  MATERIALS (1.0%)
  400,000         Lubrizol Corp.                                      18,296,000
  270,000         RPM International, Inc.                              5,103,000
                                                                  --------------
                                                                      23,399,000
                                                                  --------------
                  TELECOMMUNICATION SERVICES (7.1%)
3,071,000         AT&T Corp.@                                         79,692,450
  900,000   CAD   BCE Inc.                                            21,736,535
1,185,000         Bellsouth Corp.                                     34,092,450
1,039,000         Verizon Communications, Inc.@                       32,894,740
                                                                  --------------
                                                                     168,416,175
                                                                  --------------
                  UTILITIES (0.7%)
  950,000         Teco Energy, Inc.                                   16,226,000
                                                                  --------------
                  TOTAL COMMON STOCKS
                  (Cost $1,336,101,601)                            1,409,603,636
                                                                  --------------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                           ----------
SHORT-TERM INVESTMENT (1.5%)
$35,958,000         Citigroup, Inc.
                    4.420%, 02/01/06
                    (Cost $35,958,000)                                35,958,000
                                                                      ----------

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                     ----------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (21.5%)
508,407,067         Bank of New York Institutional Cash
                    Reserve Fund
                    current rate 4.528%                             508,407,067
                    (Cost $508,407,067)

TOTAL INVESTMENTS (166.7%)
(Cost $3,827,298,341)                                             3,944,181,011
                                                                ---------------
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-21.5%)                 (508,407,067)
                                                                ---------------
OTHER ASSETS, LESS LIABILITIES (0.5%)                                10,804,293
                                                                ---------------
PREFERRED SHARES AT REDEMPTION VALUE INCLUDING
DIVIDENDS PAYABLE (-45.7%)                                       (1,080,901,362)
                                                                ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)           $ 2,365,676,875
                                                                ---------------

NOTES TO SCHEDULE OF INVESTMENTS

                See accompanying notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ( "QIBs "), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At January 31, 2006, the market value of 144A securities that could not be exchanged to the registered form is $209,892,768 or 8.9 % of net assets.

@    Security, or portion of security, is on loan.

+ Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

++ Variable rate security. The interest rate shown is the rate in effect at January 31, 2006.

FOREIGN CURRENCY ABBREVIATIONS

CAD Canadian Dollar
EUR European Monetary Unit
GBP British Pound Sterling

                See accompanying notes to Schedule of Investments

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

NOTE 1

PORTFOLIO VALUATION. In computing the Fund's net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate selected by the advisor from rates quoted by any major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of purchased call options is increased by premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized again or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of January 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at January 31, 2006 was as follows:

Cost basis of investments                    $3,838,177,300
                                             --------------
Gross unrealized appreciation                   275,138,580
Gross unrealized depreciation                  (169,134,869)
                                             --------------
Net unrealized appreciation (depreciation)   $  106,003,711
                                             ==============

NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH,

7,040 shares of F, 4,000 shares of A, and 4,000 shares of B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 3.70% to 4.61% for the period ended January 31, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the Fund's option, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.

NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the Fund's net asset value. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding Preferred Shares or the Fund loses its credit rating on its Preferred Shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the Preferred Shares. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Details of the swap agreements outstanding as January 31, 2006 were as follows:

                                                                              Unrealized
                Termination     Notional      Fixed Rate    Floating Rate     Appreciation
Counterparty       Date       Amount (000)   (Fund Pays)   (Fund Receives)   (Depreciation)
------------   ------------   ------------   -----------   ---------------   --------------
 Citibank NA   June 4, 2006     $150,000        3.04%        1month LIBOR      $  998,342
 Citibank NA   June 4, 2007      150,000        3.61%        1month LIBOR       2,472,081
 Citibank NA   June 4, 2009      200,000        4.34%        1month LIBOR       2,963,138
                                                                               ----------
                                                                               $6,433,561
                                                                               ==========

NOTE 6

SECURITIES LENDING. During the period ended January 31, 2006, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At January 31, 2006, the Fund had securities valued at $494,352,997 that were on loan to broker-dealers and banks and $508,407,067 in cash or cash equivalent collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 30, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 30, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 30, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: March 30, 2006